Share Capital and Preference Shares (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 29, 2020	Feb. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital and Preference Shares
Shares authorized (in shares)			500,000,000
Par value per share (in dollar per share)			$ 0.01
Repurchases of common units			$ 18,388	$ 2,996	$ 26,642
Proceeds from private placement				36,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Balance at beginning of year			1,597,137	1,649,853	1,983,122
Purchase of treasury shares				(2,996)	(26,642)
Proceeds from private placement, net of offering costs				34,993
Equity raising fees				(132)	(617)
Dividends declared deducted from contributed surplus due to accumulated deficit			(98,522)	(92,557)	(193,436)
Balance at the end of the year			$ 1,568,371	$ 1,597,137	$ 1,649,853
Common shares
Share Capital and Preference Shares
Price of issued shares	$ 2.50
Proceeds from private placement	$ 36,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Proceeds from private placement, net of offering costs (in shares)	14,400,000
Share repurchase programme | Common shares
Share Capital and Preference Shares
Number of shares repurchased		323,919
Stock repurchase program, weighted average price		$ 6.1443
Repurchases of common units		$ 2,000
Issued capital | Common shares
Share Capital and Preference Shares
Par value per share (in dollar per share)			$ 0.01	$ 0.01
Shares issued			95,389,062	95,176,443
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of year (in shares)			95,176,443	80,871,670	80,861,246
Balance at beginning of year			$ 954	$ 810	$ 810
Purchase of treasury shares (in shares)				(323,919)	(212,111)
Proceeds from private placement, net of offering costs (in shares)				14,400,000
Proceeds from private placement, net of offering costs				$ 144
Treasury shares distributed for awards vested or exercised in the year (in shares)			212,619	228,692	222,535
Outstanding at end of year (in shares)			95,389,062	95,176,443	80,871,670
Balance at the end of the year			$ 954	$ 954	$ 810
Issued capital | Preference shares
Share Capital and Preference Shares
Shares issued			4,600,000	4,600,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of year (in shares)			4,600,000	4,600,000	4,600,000
Balance at beginning of year			$ 46	$ 46	$ 46
Outstanding at end of year (in shares)			4,600,000	4,600,000	4,600,000
Balance at the end of the year			$ 46	$ 46	$ 46
Treasury shares
Share Capital and Preference Shares
Shares issued				216,683
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of year (in shares)			216,683	121,456	131,880
Balance at beginning of year			$ (1,340)	$ (2,159)	$ (3,266)
Purchase of treasury shares (in shares)				323,919	212,111
Purchase of treasury shares				$ (2,000)	$ (3,752)
Treasury shares distributed for awards vested or exercised in the year (in shares)			(212,619)	(228,692)	(222,535)
Treasury shares distributed for awards vested or exercised in the year			$ 1,314	$ 2,819	$ 4,859
Treasury shares cancelled (in shares)			(4,064)
Treasury shares cancelled			$ 26
Outstanding at end of year (in shares)				216,683	121,456
Balance at the end of the year				$ (1,340)	$ (2,159)
Contributed surplus
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Balance at beginning of year			759,822	760,671	850,576
Proceeds from private placement, net of offering costs				34,849
Equity raising fees					(595)
Dividends declared deducted from contributed surplus due to accumulated deficit			(67,286)	(35,698)	(89,310)
Balance at the end of the year			$ 692,536	$ 759,822	$ 760,671